INVESTMENTS AT FAIR VALUE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
INVESTMENTS AT FAIR VALUE

NOTE 9 — INVESTMENTS AT FAIR VALUE

As of June 30, 2023, and December 31, 2022, investments at fair value consist of:

	As of June 30, 2023	As of December 31, 2022
Investments in YouGo World	$28,698	$28,698
Others	15,715	373
	$44,413	$29,071

NOTE 11 — INVESTMENTS AT FAIR VALUE

As of December 31, 2022, and 2021, investments at fair value consist of:

	As of December 31,
	2022	2021
Investments in YouGo World	$28,698	$28,698
Others	373	371
	$29,071	$29,069

On September 11, 2017, the Company entered into an agreement to purchase a 2.5% interest in YouGo World ltd., a start-up company focusing on mixed reality platforms, content, and services.